ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 49,536,253	$ 47,011,472
Less: allowance for doubtful accounts	(1,336,177)	(1,277,091)
Accounts receivable, net	$ 48,200,076	$ 45,734,381